15. GENERAL AND ADMINISTRATIVE EXPENSES: Schedule of General and Administrative Expenses (Details) - CAD ($)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Details
Bank service charges		$ 5,916	$ 3,969	$ 6
Filing and registration fees		72,076	94,029	74,898
Foreign exchange		150	692	3,630
Insurance		33,557	18,147	34,573
Office maintenance		49,713	86,700	180,984
Payroll		0	68,417	120,080
Rent		15	50,336	49,229
Investor relations		1,990	9,974	7,174
Travel		35,420	45,426	41,246
General and administrative	[1]	$ 198,837	$ 377,690	$ 511,820

[1]	Note 15.